Other liabilities	12 Months Ended
Dec. 31, 2023
Other liabilities
Other liabilities

23       Other liabilities

	At December 31,
	2023	2022
Non-current
Concession fee payable (1)	690,319	700,395
Advances from customers	13,368	13,910
Provisions for legal claims (4)	8,979	9,712
Provision for maintenance costs (2)	21,364	19,079
Other taxes payable	199	508
Employee benefit obligation (3)	4,382	4,376
Salary payable	291	286
Other liabilities with related parties (Note 27)	15,275	1,382
Other payables	14,187	18,735
	768,364	768,383
Current
Concession fee payable (1)	223,051	228,614
Other taxes payable	18,921	17,288
Salary payable	41,656	46,061
Other liabilities with related parties (Note 27)	2,689	1,121
Advances from customers	5,647	5,098
Provision for maintenance cost (2)	5,678	3,835
Expenses provisions	6,203	2,413
Provisions for legal claims (4)	5,286	3,424
Other payables (*)	36,733	49,224
	345,864	357,078

(*) As of December 31, 2023, includes deferred income for a total amount of USD 21,060 (USD 15,395 as of December 31, 2022).

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2023 (**)	345,864	96,071	279,683	1,266,124	1,987,742
At December 31, 2022 (**)	357,078	88,255	263,318	1,549,369	2,258,020

(**) The amounts disclosed in the table are undiscounted cash flows

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

23       Other liabilities (Cont.)

(1) The most significant amounts included in the concession fee payable result from the concession agreement between the Brazilian ANAC and ICAB as of December 2023 and between the Brazilian ANAC – ICAB and ICASGA as of December 2022. The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)	Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132 thousand, payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800 thousand, payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate. The Group initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable within other liabilities. Due to the re-bidding process of the Natal Airport (Note 1.2.1), as of December 31, 2023 ICASGA extinguished all the concession fees obligations.

This fixed concession fee is divided in two parts:

(a)	Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and
(b)	the second portion relates to the Group estimation of the value of the right of use after completion of the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport or contract modifications are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the year.

b)	Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the Brazilian ANAC. After that limit, concession fee is calculated at 4.5%.

Changes in the year for fixed and variable concession fee payable are as follows:

	2023	2022
Balances at the beginning of the year	929,009	825,034
Financial result (*)	100,237	112,345
Concession fees	135,530	139,744
Payments (**)	(199,618)	(157,898)
Re-equilibrium compensation (***)	(22,946)	(15,434)
Other (****)	(75,475)	570
Translation differences and inflation adjustment	46,633	24,648
Balances at the end of the year	913,370	929,009

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and inflation adjustment shown in Note 9.

(**) As of December 31, 2023, includes USD 19,156 that were deducted from the indemnification received by ICASGA due to de re-bidding process described in Note 1.2.1. As of December 31, 2022 included USD 24,126 concession fee payable that were offset against credits of AA2000.

(***) Mainly includes compensation with the re-equilibrium granted to ICAB detailed in Note 8.

23       Other liabilities (Cont.)

b)Variable concession fee (Cont.)

(****) Mainly includes the extinguishment of future concession fee obligations of ICASGA due to the re-bidding process detailed in Note 1.2.1 for the equivalent to USD 74,640.

On October 23, 2020, the Ministério da Infraestrutura of Brazil issued an order (Portaria No. 157) that allow companies to re-schedule at least 50% of their 2020 concession fee payment. On November 2, 2020, ICAB re-scheduled 50% of its fixed concession fees payment of 2020, in accordance with the provisions of the aforementioned order, to the six final years of the concession. The Government order (Portaria No. 157) determined that re-scheduling the payments of the concession fee must not exceed, for each financial year, 75% above the original value and 50% above the original value for the last five years of the concession. As of December 31, 2023 and 2022, a 50% of the fixed concession fee to be paid in 2021 by ICAB was pending as a re-scheduling of such fee was requested. Even though, the Brazilian Ministry of Infrastructure had granted its approval, the Brazilian ANAC denied ICAB’s request, and initiated administrative proceedings with a view to declaring ICAB in default of its payment obligations. Therefore, ICAB initiated a judicial procedure and, on February 2, 2022, a writ of mandamus was granted by a Federal judge suspending any act or enforceability in connection with the unpaid portion of the concession fee due to the Brazilian ANAC. The Brazilian ANAC appealed, but in April 2022, the court of justice provisionally maintained the first instance judgment favorable to ICAB. In November 2023, the case was decided and the first instance ruling in favor of ICAB was confirmed, granting ICAB the right to reschedule the 50% of 2021’ fixed concession fee. The Brazilian ANAC appealed the ruling and the court of justice has not issued its decision as of December 31, 2023.

Regarding the 2022 concession fee a partial payment of R$ 81.6 million (equivalent to USD 15 million) was made through the application of re-equilibrium credits. To pay the remaining amount ICAB presented on November 21, 2022 to the Ministry of Infrastructure, an offer of court payment orders, which is still in process of analysis. In December 2022, the Ministry issued an official letter confirming that, during the time it takes to issue a final opinion, ICAB is in compliance with its obligations.

On December 17, 2020 AA2000 reached an agreement with ORSNA in relation with past due payments of concession fees and development trusts suspended during 2020, for approximately USD 38 million to be paid in installments between October 2021 and September 2022. On September 2, 2021, AA2000 and ORSNA agreed to postpone the past due payments which were paid in installments that concluded on November 2023.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2023	2022
Balances at the beginning of the year	22,914	21,671
Accrual of the year	5,349	4,118
Use of the provision	(2,127)	(1,652)
Translation differences and inflation adjustment	906	(1,223)
Balances at the end of the year	27,042	22,914

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.

The assumptions used for the purposes of valuation of TA long term benefits at December 31, 2023 and 2022 are:

-  Annual discount rate: 3.17% (3.77% in 2022).

-  Annual inflation rate: 2.0% (5.9% for the year 2023, 2.3% for the year 2024 and 2% from 2025 in 2022).

-  Annual employee termination benefit increase rate: 3% (5.9% for the year 2023, 3.2% for the year 2024 and 3% from 2025 in 2022).

23       Other liabilities (Cont.)

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit.

The sensibility in relation with the provision of Toscana for a total amount of USD 2.4 million is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,327	2,526	2,452	2,395	2,429	2,418

The assumptions used for the valuation of TAGSA at December 31, 2023 and 2022 are:

-  Annual discount rate: 5.77% (5.96% in 2022).

-  Annual turnover rate: 15.52% (14.98% in 2022).

-  Annual employee termination benefit (in years): 6.84 (7.06 in 2022).

-  Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2022). (*)

-  Annual employee future wage increase: 1.33% (1.29% in 2022).

(*)	Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the prevision of TAGSA for a total amount of USD 2.0 million is as follows:

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	0.5%	(0.5)%
Provision for salary payable	1,880	2,040	2,042	1,878	1,951	1,965

Changes of the provision in the year is as follows:

	2023	2022
Balances at the beginning of the year	4,376	7,990
Disposal of subsidiaries	—	(2,084)
Actuarial gain/loss (in other comprehensive income)	(32)	(1,016)
Service Cost	367	450
Amounts paid in the year	(418)	(585)
Translation differences and inflation adjustment	89	(379)
At the end of the year	4,382	4,376

The amounts shown in the Consolidated Statement of Comprehensive Income for USD 4 in 2023 (USD 859 in 2022) correspond to the actuarial (loss)/income of USD (8) (USD 1,016 in 2022), net of taxes of USD 12 (USD 157 in 2022).

23       Other liabilities (Cont.)

(4) Changes in the year of the provision for legal claims is as follows:

	2023	2022
Balances at the beginning of the year	13,136	11,846
Disposal of subsidiaries	—	(1,177)
Accrual of the year	4,469	5,674
Use of the provision	(1,911)	(2,319)
Translation differences and inflation adjustment	(1,429)	(888)
Balances at the end of the year	14,265	13,136